Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000002893
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class AAA
C000002895
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class C
Average Annual Return, Percent	33.49%		14.53%	13.76%
C000002896
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class I
C000002892
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Growth Fund - Class A
Average Annual Return, Percent	27.71%		14.04%	13.94%
Without Sales Load [Member] | C000002893
Average Annual Return [Line Items]
Average Annual Return, Percent	35.50%		15.39%	14.62%
Without Sales Load [Member] | C000002895
Average Annual Return [Line Items]
Average Annual Return, Percent	34.49%		14.53%	13.76%
Without Sales Load [Member] | C000002896
Average Annual Return [Line Items]
Average Annual Return, Percent	35.84%		15.68%	14.90%
Without Sales Load [Member] | C000002892
Average Annual Return [Line Items]
Average Annual Return, Percent	35.50%		15.40%	14.62%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%	16.78%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%	16.78%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%	16.78%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%	16.78%